Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
C000016785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016785
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%	9.35%	7.98%
Without Sales Load [Member] | C000016786
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%	10.47%	9.08%
Without Sales Load [Member] | C000016782
Average Annual Return [Line Items]
Average Annual Return, Percent	15.11%	10.17%	8.79%
Without Sales Load [Member] | C000016787
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%	10.48%	9.08%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Average Annual Return, Percent	28.19%	15.80%	12.69%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Average Annual Return, Percent	28.19%	15.80%	12.69%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Average Annual Return, Percent	28.19%	15.80%	12.69%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Average Annual Return, Percent	28.19%	15.80%	12.69%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index